Acquisition Of Businesses (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Non-Significant Business Acquisitions
During fiscal years 2014, 2013 and 2012, the Company acquired franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2014	2013	2012
Property and equipment	$583	$2,186	$1,793
Identifiable intangible assets	518	6,628	6,061
Goodwill	2,029	—	1,196
Assumed debt	—	(317)	—
Gain on bargain purchase of franchised restaurants	(71)	(3,827)	(1,161)
Purchase price	3,059	4,670	7,889
Restaurants sold in exchange	—	(635)	—
Settlement of franchise receivables	(1,436)	—	(1,885)
Seller financing	(798)	(3,711)	—
Purchase price paid at acquisition date	$825	$324	$6,004